Tax-Free Short-Intermediate Fund	07/01/2017 to 06/30/2018

ICA File Number: 811-3872
Registrant Name: T. Rowe Price Tax-Free Short-Intermediate Fund, Inc.
Reporting Period: 07/01/2017 - 06/30/2018

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3872

T. Rowe Price Tax-Free Short-Intermediate Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Ryan Nolan
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: 2/28

Date of reporting period: 07/01/2017 to 06/30/2018

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price Tax-Free Short-Intermediate Fund, Inc.

By (Signature and Title) /s/ Edward C. Bernard
Edward C. Bernard, Chairman of the Board - T. Rowe Price Funds

Date August 31, 2018

======================= Tax-Free Short-Intermediate Fund =======================

SYMANTEC CORPORATION

Ticker:       SYMC           Security ID:  871503108
Meeting Date: OCT 05, 2017   Meeting Type: Annual
Record Date:  AUG 07, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Gregory S. Clark         For       For          Management
1b    Elect Director Frank E. Dangeard        For       For          Management
1c    Elect Director Kenneth Y. Hao           For       For          Management
1d    Elect Director David W. Humphrey        For       For          Management
1e    Elect Director Geraldine B. Laybourne   For       For          Management
1f    Elect Director David L. Mahoney         For       For          Management
1g    Elect Director Robert S. Miller         For       For          Management
1h    Elect Director Anita M. Sands           For       For          Management
1i    Elect Director Daniel H. Schulman       For       For          Management
1j    Elect Director V. Paul Unruh            For       For          Management
1k    Elect Director Suzanne M. Vautrinot     For       For          Management
2     Ratify KPMG LLP as Auditors             For       For          Management
3     Amend Omnibus Stock Plan                For       For          Management
4     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
5     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management
6     Provide For Confidential Running Vote   Against   Against      Shareholder
      Tallies On Executive Pay Matters
7     Adopt Share Retention Policy For        Against   Against      Shareholder
      Senior Executives

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